SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Significant Accounting Policies [Abstract]
Summary of lease commitments
The following table shows the operating lease commitments disclosed applying IAS 17 at 31 December 2018, discounted using the incremental borrowing rate at the date of initial application and the lease liabilities recognised in the statement of financial position at the date of initial application.

Adjusted as at 1 January 2019
US$’000

Operating lease commitments as at 31 December 2018	126,354
Less: Short-term leases recognised on a straight-line basis as expense	(20,192)
Less: Leases of low value assets recognised on a straight-line basis as expense	(153)
Operating lease obligations as at 1 January 2019 (without discounting)	106,009

Operating lease obligations as at 1 January 2019 (discounted) (1)	69,395
Less: Prepayments of lease payments recognised	(729)
Lease liabilities recognised as at 1 January 2019	68,666

(1)
The weighted average lessee’s incremental borrowing rate applied to the lease liabilities on 1 January 2019 was 5.49%.

Disclosure of detailed information about useful lives of property plant and equipment [Text Block]
Depreciation is charged so as to write off the cost of assets other than freehold land and buildings and ships under construction over their estimated useful lives, using the straight-line method, on the following bases:

Office equipment and furniture and fittings	-	3 years
Plant and equipment	-	3 to 5 years
Motor vehicles	-	5 years
Ships	-	15 years
Drydocking	-	2.5 to 5 years